ACCOUNTS RECEIVABLE TRADE, NET - Allowance for credit losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE TRADE, NET
At beginning of year	$ 2,135,885	$ 2,427,577
Allowance for credit losses	612,676	90,345
Written off		(382,037)
At end of year	$ 2,748,561	$ 2,135,885